Property, Plant and Equipment (Notes)	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Text Block]
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, is as follows (in thousands):

	March 31, 2012	December 31, 2011

Crude Oil Gathering	$99,432	$97,249
Terminalling, Transportation and Storage	158,671	157,047
Gross Property, Plant and Equipment	258,103	254,296
Less: Accumulated depreciation	82,626	80,207
Net Property, Plant and Equipment	$175,477	$174,089